SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Commercial Property
Disclosure of detailed information about investment property [line items]
Depreciation and amortization	$ 13	$ 6	$ 25	$ 15
Hospitality
Disclosure of detailed information about investment property [line items]
Depreciation and amortization	$ 92	$ 62	$ 191	$ 135